Income Taxes - Significant Components of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Advertising expenses	¥ 1,105	¥ 0
Net accumulated losses-carry forward	67,714	31,218
Depreciation and amortization	271	160
Allowance for doubtful accounts	940	575
Accrued expenses	4,171	3,153
Less: valuation allowance	(73,596)	(34,501)	¥ (33,211)	¥ (57,623)
Net deferred tax assets	605	605
Deferred tax liabilities
Intangible assets	4,287	0
Gain on equity method investee	605	605
Net deferred tax liabilities	¥ 4,892	¥ 605